Vanguard Target Retirement Funds

Supplement to the Prospectus Dated November 26, 2010

New Target Index for One of Vanguard Target Retirement Funds’ Underlying Funds

Each of the Target Retirement Funds invests a portion of its assets in Vanguard Total International Stock Index Fund, which has begun tracking its new target index, the MSCI® All Country World ex USA Investable Market Index (MSCI ACWI ex USA IMI Index), previously approved by that fund’s board of trustees.

The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Total International Stock Index Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the fund’s previous index. Unlike the old index, the new index includes small-capitalization stocks as well as stocks of Canadian companies. As a result of the target index change, the underlying fund provides the Target Retirement Funds with the opportunity to further diversify their international exposure. Because the fund constitutes only a portion of each Target Retirement Fund, the possible effects should be limited proportionately.

Prospectus Text Changes

In the More on the Funds section, under “Security Selection,” the following text replaces similar text:

• Vanguard Total International Stock Index Fund seeks to track the performance of the MSCI All Country World ex USA Investable Market Index, an index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes more than 6,000 stocks of companies located in 44 countries. The Index is most heavily weighted in the United Kingdom, Japan, Canada, France, Australia, Germany, and Switzerland.

(over, please)

In the Glossary of Investment Terms section, the following glossary terms are added:

Float-Adjusted Index. An index that weights its constituent securities based on the value of the constituent securities that are available for public trading, rather than the value of all constituent securities. Some portion of an issuer’s securities may be unavailable for public trading because, for example, those securities are owned by company insiders on a restricted basis or by a government agency. By excluding unavailable securities, float-adjusted indexes can produce a more accurate picture of the returns actually experienced by investors in the measured market.

MSCI All Country World ex USA Investable Market Index. A free float-adjusted market capitalization index that is designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States.

In the Glossary of Investment Terms section, the following terms replace similar terms:

Target Income and 2005 Composite Indexes. Indexes derived by applying the applicable Target Retirement Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Treasury Inflation Protected Securities Index, and the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; for short-term reserves, the Citigroup 3-Month Treasury Bill Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index through April 22, 2005, and the MSCI US Broad Market Index thereafter.

Target 2010 Composite Index. An index derived by applying the Target Retirement 2010 Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Treasury Inflation Protected Securities Index, and the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the MSCI US Broad Market Index.

Target 2015, 2025, 2035, and 2045 Composite Indexes. Indexes derived by applying the applicable Target Retirement Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the Dow Jones Wilshire 5000 Index through April 22, 2005, and the MSCI US Broad Market Index thereafter.

Target 2020, 2030, 2040, and 2050 Composite Indexes. Indexes derived by applying the applicable Target Retirement Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for U.S. stocks, the MSCI US Broad Market Index.

Target 2055 Composite Index. An index derived by applying the Target Retirement 2055 Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for emerging markets stocks, the MSCI Emerging Markets Index through December 15, 2010, and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Float Adjusted Index; and for U.S. stocks, the MSCI US Broad Market Index.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 308 122010